UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 26, 2006 to October 25, 2006

Commission File Number of issuing entity: 333-130642-01


                      Centex Home Equity Loan Trust 2006-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130642


                                CHEC Funding, LLC
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             Nationstar Mortgage LLC
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             51-0581937, 51-0581933
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
Attn: Global Debt Centex Home Equity Loan Trust 2006-A
4 New York Plaza, 6th Floor
New York, NY                                                      10004
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                       -----------------------------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    AV1          [   ]           [   ]           [ x ]
    AV2          [   ]           [   ]           [ x ]
    AV3          [   ]           [   ]           [ x ]
    AV4          [   ]           [   ]           [ x ]
    M1           [   ]           [   ]           [ x ]
    M2           [   ]           [   ]           [ x ]
    M3           [   ]           [   ]           [ x ]
    M4           [   ]           [   ]           [ x ]
    M5           [   ]           [   ]           [ x ]
    M6           [   ]           [   ]           [ x ]
    M7           [   ]           [   ]           [ x ]
    M8           [   ]           [   ]           [ x ]
    M9           [   ]           [   ]           [ x ]
    M10          [   ]           [   ]           [ x ]
    M11          [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of Centex Home Equity Loan Trust 2006-A, Home Equity Loan Asset-Backed Certificates, Series 2006-A.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                             Centex Home Equity Loan Trust 2006-A
                             (Issuing Entity)

                     By:     Nationstar Mortgage LLC
                             (Servicer)

                             /s/ Jerry Berrens
                             ------------------------
                             Jerry Berrens

                     Date:   October 27, 2006

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

EXHIBIT INDEX

Exhibit Number   Description
EX-99.1          Monthly Statement to Certificateholders


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                               Steven M. Husbands
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza 6th Floor,
                            New York, New York 10004
                    Tel: (212) 623-4496 / Fax: (212) 623-5930
                      Email: steve.m.husbands@jpmchase.com

                                                          EXHIBIT 99.1
                                          Centex Home Equity Loan Trust, Series 2006-A
                                                        October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
AV1      380,001,000.00  322,278,683.97  23,282,186.63    1,444,882.77      24,727,069.40      0.00       0.00      298,996,497.34
AV2      138,465,000.00  138,465,000.00           0.00      626,554.13         626,554.13      0.00       0.00      138,465,000.00
AV3      182,132,000.00  182,132,000.00           0.00      833,253.90         833,253.90      0.00       0.00      182,132,000.00
AV4       94,902,000.00   94,902,000.00           0.00      441,294.30         441,294.30      0.00       0.00       94,902,000.00
M1        35,500,000.00   35,500,000.00           0.00      166,554.17         166,554.17      0.00       0.00       35,500,000.00
M2        32,500,000.00   32,500,000.00           0.00      153,020.83         153,020.83      0.00       0.00       32,500,000.00
M3        18,500,000.00   18,500,000.00           0.00       87,258.33          87,258.33      0.00       0.00       18,500,000.00
M4        17,000,000.00   17,000,000.00           0.00       80,750.00          80,750.00      0.00       0.00       17,000,000.00
M5        16,000,000.00   16,000,000.00           0.00       76,133.33          76,133.33      0.00       0.00       16,000,000.00
M6        14,500,000.00   14,500,000.00           0.00       70,325.00          70,325.00      0.00       0.00       14,500,000.00
M7        13,000,000.00   13,000,000.00           0.00       67,275.00          67,275.00      0.00       0.00       13,000,000.00
M8        12,500,000.00   12,500,000.00           0.00       66,979.17          66,979.17      0.00       0.00       12,500,000.00
M9         8,500,000.00    8,500,000.00           0.00       51,354.17          51,354.17      0.00       0.00        8,500,000.00
M10        6,500,000.00    6,500,000.00           0.00       42,412.50          42,412.50      0.00       0.00        6,500,000.00
M11       10,000,000.00   10,000,000.00           0.00       65,250.00          65,250.00      0.00       0.00       10,000,000.00
R                  0.00            0.00           0.00            0.00               0.00      0.00       0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   980,000,000.00  922,277,683.97  23,282,186.63    4,273,297.60      27,555,484.23      0.00       0.00      898,995,497.34
-----------------------------------------------------------------------------------------------------------------------------------
XIO      980,000,000.00  942,288,060.07           0.00    1,877,220.35       1,877,220.35      0.00       0.00      919,005,873.44
P                  0.00            0.00           0.00      374,619.86         374,619.86      0.00       0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            PASS-THROUGH
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
AV1       15231AAA4         848.09956808     61.26875095     3.80231307     65.07106402       786.83081713         5.380000 %
AV2       15231AAB2       1,000.00000000      0.00000000     4.52500004      4.52500004     1,000.00000000         5.430000 %
AV3       15231AAC0       1,000.00000000      0.00000000     4.57500000      4.57500000     1,000.00000000         5.490000 %
AV4       15231AAD8       1,000.00000000      0.00000000     4.65000000      4.65000000     1,000.00000000         5.580000 %
M1        15231AAE6       1,000.00000000      0.00000000     4.69166676      4.69166676     1,000.00000000         5.630000 %
M2        15231AAF3       1,000.00000000      0.00000000     4.70833323      4.70833323     1,000.00000000         5.650000 %
M3        15231AAG1       1,000.00000000      0.00000000     4.71666649      4.71666649     1,000.00000000         5.660000 %
M4        15231AAH9       1,000.00000000      0.00000000     4.75000000      4.75000000     1,000.00000000         5.700000 %
M5        15231AAJ5       1,000.00000000      0.00000000     4.75833313      4.75833313     1,000.00000000         5.710000 %
M6        15231AAK2       1,000.00000000      0.00000000     4.85000000      4.85000000     1,000.00000000         5.820000 %
M7        15231AAL0       1,000.00000000      0.00000000     5.17500000      5.17500000     1,000.00000000         6.210000 %
M8        15231AAM8       1,000.00000000      0.00000000     5.35833360      5.35833360     1,000.00000000         6.430000 %
M9        15231AAN6       1,000.00000000      0.00000000     6.04166706      6.04166706     1,000.00000000         7.250000 %
M10       15231AAP1       1,000.00000000      0.00000000     6.52500000      6.52500000     1,000.00000000         7.830000 %
M11       15231AAQ9       1,000.00000000      0.00000000     6.52500000      6.52500000     1,000.00000000         7.830000 %
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                      941.09967752     23.75733330     4.36050776     28.11784105       917.34234422
-----------------------------------------------------------------------------------------------------------------------------------
XIO       N/A               961.51842864      0.00000000     1.91553097      1.91553097       937.76109535         0.000000 %
-----------------------------------------------------------------------------------------------------------------------------------

                                          Centex Home Equity Loan Trust, Series 2006-A
                                                        October 25, 2006


                 Distributions Allocable to Principal

                 Scheduled Monthly Payments                                                                         561,370.48
                 Curtailments                                                                                       315,919.13
                 Prepayments in Full                                                                             22,404,897.02
                 Loans Repurchased by Seller                                                                              0.00
                 Substitution Amounts                                                                                     0.00
                 Net Liquidation Proceeds                                                                                 0.00

                 Subordination Increase Amount                                                                            0.00
                 Excess Overcollateralization Amount                                                                      0.00

                 Class Interest Carryover Shortfall
                 Class AV1 0.00                                                                                           0.00
                 Class AV2 0.00                                                                                           0.00
                 Class AV3 0.00                                                                                           0.00
                 Class AV4 0.00                                                                                           0.00
                 Class M1 0.00                                                                                            0.00
                 Class M2 0.00                                                                                            0.00
                 Class M3 0.00                                                                                            0.00
                 Class M4 0.00                                                                                            0.00
                 Class M5 0.00                                                                                            0.00
                 Class M6 0.00                                                                                            0.00
                 Class M7 0.00                                                                                            0.00
                 Class M8 0.00                                                                                            0.00
                 Class M9 0.00                                                                                            0.00
                 Class M10 0.00                                                                                           0.00
                 Class M11 0.00                                                                                           0.00

                 Class Principal Carryover Shortfall
                 Subordinate Certificates
                 Class M1 0.00                                                                                            0.00
                 Class M2 0.00                                                                                            0.00
                 Class M3 0.00                                                                                            0.00
                 Class M4 0.00                                                                                            0.00
                 Class M5 0.00                                                                                            0.00
                 Class M6 0.00                                                                                            0.00
                 Class M10 0.00                                                                                           0.00
                 Class M9 0.00                                                                                            0.00
                 Class M8 0.00                                                                                            0.00
                 Class M11 0.00                                                                                           0.00
                 Class M7 0.00                                                                                            0.00

                 Beginning Aggregate Loan Balance                                                               942,288,060.08
                 Ending Aggregate Loan Balance                                                                  919,005,873.45

                 Overcollateralization Amount                                                                    20,010,376.11
                 Required Overcollateralization Amount                                                           20,010,376.11

                 Internal Revenue Code Section 6049(d)(7)(C) Market Discount Information

                 Substitution Amounts
                 Loan Purchase Price Amounts                                                                              0.00
                 Weighted Average Net Coupon Rate                                                                      7.8301%
                 Monthly Remittance Amount                                                                       29,431,731.37
                 Weighted Average Gross Margin                                                                         0.0000%
                 Largest Loan Balance                                                                                     0.00
                 Basic Principal Amount                                                                          23,282,186.63
                 Net Wac Cap Carryover Paid                                                                               0.00
                 Remaining Net Wac Cap Carryover                                                                          0.00
                 Net Wac Cap                                                                                             7.83%

                 Applied Realized Loss Amounts
                 Subordinate Certificates
                 Class M1 0.00                                                                                            0.00
                 Class M2 0.00                                                                                            0.00
                 Class M3 0.00                                                                                            0.00
                 Class M4 0.00                                                                                            0.00
                 Class M5 0.00                                                                                            0.00
                 Class M6 0.00                                                                                            0.00
                 Class M7 0.00                                                                                            0.00
                 Class M8 0.00                                                                                            0.00
                 Class M10 0.00                                                                                           0.00
                 Class M11 0.00                                                                                           0.00
                 Class M9 0.00                                                                                            0.00


Sec. 7.09(xx)    Stepdown Date Has Not Occurred

                 Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency
                 Group Totals
                 Category       Number     Principal Balance     Percentage
                 1 Month         206         28,024,374.60         3.05 %
                 2 Month          62          7,981,958.67         0.87 %
                 3 Month           8          1,836,713.96         0.20 %
                 Total           276         37,843,047.23         4.12 %


                 Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure
                 Group Totals
                 Number       Principal Balance     Percentage
                   64           8,786,656.97           0.96%


                 Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy
                 Group Totals
                 Number       Principal Balance     Percentage
                   15           1,588,474.73           0.17%


                 Balloon Loans
                 Number of Balloon Loans                                                                                527.00
                 Balance of Balloon Loans                                                                       125,412,898.30


                 Number and Aggregate Principal Amounts of REO Loans

                 Group Totals
                 Number       Principal Balance     Percentage
                    3             583,515.79           0.06%


                 Book Value of REO Loans                                                                                  0.00

                 Realized Losses
                 Monthly Realized Losses                                                                                  0.00
                 Cumulative Realized Losses                                                                               0.00

                 Net Liquidation Proceeds                                                                                 0.00

                 60+ Delinquency Percentage (Rolling Three Month)                                                      1.4219%

                 Cumulative Loss Percentage                                                                              0.00%
                 Cumulative Realized Losses Since Cut-Off Date                                                            0.00
                 Aggregate Loan Balance as of the Cut-Off Date                                                            0.00

Sec. 7.09(b)(x)  Has a Trigger Event Occurred?                                                                              NO

                 1-Month LIBOR for Current Distribution Date                                                          5.33000%
                 Swap Receipt                                                                                         1,930.62


Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.
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